Trade Accounts Receivable - Summary of Financial Assets That Are Either Past Due or Impaired (Detail) - Trade receivables [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,057,355	$ 3,317,967
Past due 0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	703,764	1,077,750
31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,045	121,859
61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,310	57,242
More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	578,069	235,238
Financial assets past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,280,223	$ 1,405,912
Average age	47 days	28 days
Financial assets past due but not impaired [member] | Past due 0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 703,764	$ 1,077,750
Financial assets past due but not impaired [member] | 31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,045	121,859
Financial assets past due but not impaired [member] | 61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,310	57,242
Financial assets past due but not impaired [member] | More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	510,104	149,061
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67,965	86,177
Financial assets impaired [member] | More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 67,965	$ 86,177